COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 27, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments
(in thousands)
2014	$1,420,814
2015	933,079
2016	656,292
2017	583,994
2018	569,155
Later Years	1,173,838
Total	$5,337,172

Schedule of noncancelable operating lease commitments
(in thousands)
2014	$ 5,872
2015	2,468
2016	1,760
2017	992
2018	711
Later Years	1,977
Total	$ 13,780